METLIFE INVESTORS INSURANCE COMPANY
5 PARK PLAZA, SUITE 1900
IRVINE, CA 92614

May 4, 2012

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:  MetLife Investors Insurance Company
     MetLife Investors Variable Annuity Account One
     File Nos. 333-54358; 811-05200
     (Class A)
     Rule 497(j) Certification
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Members of the Commission:

On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information, each dated April 30, 2012, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 29 for the Account filed electronically with the Commission on April 24, 2012.

If you have any questions, please contact me at (617) 578-4796.

Sincerely,


/s/ Paula Minella
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Paula Minella
Counsel
Metropolitan Life Insurance Company